Basis of Preparation	12 Months Ended
Dec. 31, 2017
Basis of preparation [Abstract]
BASIS OF PREPARATION
NOTE 2:-	BASIS OF PREPARATION

a.	Basis of preparation:

The financial statements of the company have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the international Accounting Standards Board.

b.	Basis of measurement:

The financial statements have been prepared on the historical cost basis except for financial instruments at fair value through profit or loss or share premium, as relevant, that are stated at fair value.

c.	Functional and presentational currency:

The financial statements are presented in U.S. dollars which is the functional currency of the Company. The dollar is the currency that represents the economic environment in which the Company operates and intends to operate. The Company’s transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been re-measured to dollars. All transaction gains and losses from re-measurement of monetary assets and liabilities denominated in non-dollar currencies are reflected in the statements of comprehensive income as financial income or expenses, as appropriate.

d.	Use of estimates and judgments:

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Upon formulation of accounting estimates used in preparation of the Company’s financial statements, management is required to make assumptions in regard to the circumstances and events that are significantly uncertain. Management arrives at these decisions based on prior experiences, various facts, external items and reasonable assumptions in accordance with the circumstances related to each assumption. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.